Description of the business and Group composition (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information

The subsidiaries included in the consolidation as at December 31, 2022 and 2021, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2022	Percentage of 31/12/2021	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	BRL 159,300,558	Salvador de Bahia, Brazil	(1)
Natuzzi Quanjiao Limited	100.00	—	CNY 10,000,000	Quanjiao County-Anhui province, China	(1)
Natco S.p.A.	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
Nacon S.p.A.	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(3)
Lagene S.r.l.	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(3)
Natuzzi Americas Inc.	100.00	100.00	USD 89	High Point, N. Carolina, USA	(3)
Natuzzi Florida LLC	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(3)
Natuzzi Iberica S.A.	100.00	100.00	EUR 386,255	Madrid, Spain	(3)
Natuzzi Switzerland AG	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(3)
Natuzzi Services Limited	100.00	100.00	GBP 25,349,353	London, UK	(3)
Natuzzi UK Retail Limited	70.00	70.00	GBP 100	Cardiff, UK	(3)
Natuzzi Germany Gmbh	100.00	100.00	EUR 25,000	Köln, Germany	(3)
Natuzzi Japan KK	74.40	93.00	JPY 28,000,000	Tokyo, Japan	(3)
Natuzzi Russia OOO	100.00	100.00	RUB 8,700,000	Moscow, Russia	(3)
Natmx S.DE.R.L.DE.C.V	100.00	100.00	MXN 68,504,040	Mexico City, Mexico	(3)
Natuzzi France S.a.s.	100.00	100.00	EUR 600,100	Paris, France	(3)
Natuzzi Oceania PTI Ltd	74.40	93.00	AUD 320,002	Sydney, Australia	(3)
Natuzzi Singapore PTE. LTD.	74.40	93.00	USD 7,654,207	Singapore, Republic of Singapore	(3)
Natuzzi Netherlands Holding	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(4)
Natuzzi Trade Service S.r.l.	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(5)

(1) Manufacture and distribution

(2) Intragroup leather dyeing and finishing

(3) Services and distribution

(4) Investment holding

(5) Dormant

Summary of detailed information about material non-controlling interests

Summarised statement of financial position of Natuzzi Florida LLC and Non-controlling interests share in equity as at December 31, 2022 and 2021

	31/12/22	31/12/21
Current assets	11,684	8,494
Non-current assets	12,337	10,924
Current liabilities	(9,246)	(8,142)
Non-current liabilities	(8,473)	(8,125)
Net assets	6,302	3,151
Net assets attributable to NCI – 49%	3,088	1,544

Summarised statement of profit or loss of Natuzzi Florida LLC and Non-controlling interests share of loss for the years ended December 31, 2022 and 2021.

	2022	2021
Revenue	21,481	16,578
Expenses	(18,488)	(14,955)
Profit/(loss) for the year	2,993	1,623
Other comprehensive income/(loss)	195	184
Total comprehensive income/(loss) for the year	3,188	1,807
Profit/(loss) allocated to NCI – 49%	1,467	795
Other comprehensive income/(loss) allocated to NCI	96	90
Cash flow provided by operating activities	1,464	4,160
Cash flow used in investing activities	(599)	(12)
Cash flow used in financing activities (dividends to NCI: 589)	(1,892)	(1,561)